Notes Payable and Other Long-Term Debt - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended		12 Months Ended		3 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013 DBA acquisition [Member]	Jun. 30, 2013 DBA acquisition [Member]	Sep. 30, 2013 Bank of America Credit Facility [Member]	Jun. 30, 2013 Bank of America Credit Facility [Member]	Jun. 30, 2012 Bank of America Credit Facility [Member]	Jun. 30, 2013 Prime Rate [Member]	Sep. 30, 2013 Prime Rate [Member]	Sep. 30, 2013 Base Rate [Member]	Aug. 09, 2013 LIBOR Plus Rate [Member]	Sep. 30, 2013 LIBOR Plus Rate [Member]	Jun. 30, 2013 LIBOR Plus Rate [Member]	Sep. 30, 2013 Senior Subordinated Notes [Member]	Jun. 30, 2013 Senior Subordinated Notes [Member]	Sep. 30, 2013 Letters of credit [Member]	Jun. 30, 2013 Letters of credit [Member]
Debt Instrument [Line Items]
Line of Credit Facility maximum borrowing capacity				$ 30,000,000	$ 20,000,000										$ 2,000,000	$ 1,000,000
Debt instrument, maturity date				Matures the earlier of 1) six months prior to the December 1, 2016 maturity of the Senior Subordinated Notes, or 2) August 9, 2018.
Line of credit facility interest rate description	Borrowings accrue interest, at the Company's option, at the Lender's prime rate minus 0.50% or LIBOR plus 2.25%. The rates can be subsequently adjusted based on the Company's fixed charge coverage ratio at the Lender's base rate plus 0.0% to 0.50% or LIBOR plus 1.50% to 2.25%.				Borrowings accrue interest, at the Company's option, at the Lender's prime rate minus 0.75% to plus 0.50% or LIBOR plus 1.75% to 3.00%, and can be adjusted based on the Company's performance relative to certain financial covenants.
Borrowing accrue interest, prime rate and LIBOR plus								0.50%			2.25%
Borrowing accrue interest, prime rate and LIBOR plus, Minimum									0.00%	1.50%	1.50%
Borrowing accrue interest, prime rate and LIBOR plus, Maximum									0.50%	2.25%	2.25%
Line of Credit Facility covenant terms				The available borrowing amount is limited to up to 85% of eligible domestic accounts receivable and, subject to certain sub-limits, 75% of eligible accrued but unbilled receivables and foreign accounts receivable. Borrowings are available to fund future acquisitions, capital expenditures, repurchase of Company stock or for other corporate purposes.	The available borrowing amount is limited to up to 80% of eligible domestic accounts receivable and up to 60% of eligible foreign accounts receivable, and is available to fund future acquisitions, capital expenditures or for other corporate purposes
Letter of credit outstanding amount				286,800	286,800
Line of Credit Facility remaining borrowing capacity				8,851,000	11,112,011
Notes payable		4,800,000	4,800,000										10,000,000	10,000,000
Notes payable interest bearing interest accrual rate		6.50%	6.50%										13.50%	13.50%
Borrowing accrue interest, prime rate and LIBOR plus, Minimum							(0.75%)					1.75%	11.75%	11.75%
Repayment of principal	2,000,000
Conversion of notes payable to DBA shareholders to stock		2,400,000	2,400,000
Debt instrument, maturity date					Nov. 30, 2014
Borrowing accrue interest, prime rate and LIBOR plus, Maximum							0.50%					3.00%
Line of Credit Facility amount outstanding					$ 8,601,189	$ 7,159,159